CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 114,250,772	$ 118,570,672
Short-term investment	2,992,343
Accounts receivable, net	2,387,747	2,371,060
Inventory	196,757	41,316
Income tax recoverable	402,460	49,956
Due from related parties	2,242,382	893,020
Prepayments and other current assets	2,904,695	2,071,509
Deferred tax assets-current	4,166,088	2,969,896
Total current assets	129,543,244	126,967,429
Investment in equity investees	14,047,509	8,262,077
Property and equipment, net	1,840,419	1,305,721
Prepayments for land use rights and building purchase	3,008,520
Acquired intangible asset	1,252,572	1,664,763
Other assets	1,496,242	1,557,532
Total assets	151,188,506	139,757,522
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Taomee Holdings Limited of 425,845 and 1,538,665 as of December 31, 2012 and 2013, respectively)	1,549,908	434,626
Due to related parties (including due to related parties of the consolidated VIEs without recourse to Taomee Holdings Limited of 14,725 and 22,957 as of December 31, 2012 and 2013, respectively)	369,983	89,728
Advance from customers (including advance from customers of the consolidated VIEs without recourse to Taomee Holdings Limited of 6,730,725 and 6,184,953 as of December 31, 2012 and 2013, respectively)	6,960,857	8,142,177
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Taomee Holdings Limited of 12,061,510 and 12,340,821 as of December 31, 2012 and 2013, respectively)	12,340,821	12,061,510
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 1,281,439 and 1,680,767 as of December 31, 2012 and 2013, respectively)	6,279,858	5,265,461
Deferred tax liabilities-current (including deferred tax liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 13,473 and 1,758,134 as of December 31, 2012 and 2013, respectively)	1,758,134	13,473
Total current liabilities	29,259,561	26,006,975
Commitments and contingencies (Note 13)
Equity
Ordinary shares ($0.00002 par value; 875,000,000 shares authorized; 736,648,732 and 741,126,859 shares issued; 732,409,792 and 735,913,039 shares outstanding as of December 31, 2012 and 2013, respectively)	14,823	14,733
Treasury stock (at cost)	(1,198,904)	(747,359)
Additional paid-in capital	73,757,483	72,437,283
Accumulated other comprehensive income	4,342,755	2,555,570
Retained earnings	44,853,977	39,412,717
Taomee Holdings Limited shareholders' equity	121,770,134	113,672,944
Noncontrolling interests	158,811	77,603
Total equity	121,928,945	113,750,547
Total liabilities and equity	$ 151,188,506	$ 139,757,522